UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05518

The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-765-5145

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Explanatory Note: This filing covers the Motley Fool Independence Fund, the Motley Fool Great America Fund and the Motley Fool Emerging Markets Fund (formerly, the Motley Fool Epic Voyage Fund), each of which has declared October 31 as its fiscal year end.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2017 (Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 94.11%
Airlines — 0.85%
Air Arabia PJSC (United Arab Emirates)	8,000,000	$3,006,459

Auto Components — 2.72%
Gentex Corp. (United States)	200,000	4,178,000
Horizon Global Corp. (United States)*	278,917	5,458,410

		9,636,410

Banks — 9.32%
Banco Latinoamericano de Comercio Exterior SA (Panama)	343,129	9,333,109
BGEO Group PLC (Georgia)	183,132	6,818,121
HDFC Bank Ltd. (India)(a)	145,000	9,994,850
Sberbank of Russia PJSC (Russia)	2,400,000	6,860,018

		33,006,098

Biotechnology — 1.76%
Ionis Pharmaceuticals, Inc. (United States)*	140,000	6,230,000

Building Products — 1.33%
American Woodmark Corp. (United States)*	66,271	4,718,495

Capital Markets — 0.98%
Oaktree Capital Group LLC (United States)	82,562	3,484,116

Chemicals — 1.85%
Syngenta AG (Switzerland)(a)	77,101	6,556,669

Commercial Services & Supplies — 2.05%
Depa Ltd. (United Arab Emirates)*	5,815,390	1,919,079
KAR Auction Services, Inc. (United States)	117,708	5,361,599

		7,280,678

Communications Equipment — 1.68%
Infinera Corp. (United States)*	661,100	5,956,511

Diversified Financial Services — 2.08%
Berkshire Hathaway, Inc. Class A (United States)*	30	7,379,410

Diversified Telecommunication Services — 3.17%
Level 3 Communications, Inc. (United States)*	82,500	4,905,450

See Notes to Schedules of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Diversified Telecommunication Services (continued)
SBA Communications Corp. (United States)*	60,000	$6,315,600

		11,221,050

Electronic Equipment, Instruments & Components — 0.97%
IPG Photonics Corp. (United States)*	30,000	3,449,700

Equity Real Estate Investment Trusts — 1.87%
American Tower Corp. (United States)	64,000	6,624,000

Food & Staples Retailing — 1.85%
Costco Wholesale Corp. (United States)	40,000	6,558,000

Food Products — 4.12%
BRF—Brasil Foods SA (Brazil)(a)	223,704	3,160,938
Nestle SA (Switzerland)	68,694	5,032,834
PT Nippon Indosari Corpindo Tbk (Indonesia)	54,234,800	6,418,816

		14,612,588

Health Care Equipment & Supplies — 6.64%
Align Technology, Inc. (United States)*	38,000	3,484,220
Medtronic PLC (Ireland)	89,272	6,786,458
Natus Medical, Inc. (United States)*	186,900	7,298,445
Top Glove Corp. BHD (Malaysia)	1,040,000	1,220,905
Zimmer Biomet Holdings, Inc. (United States)	40,000	4,733,200

		23,523,228

Health Care Providers & Services — 4.93%
Anthem, Inc. (United States)	55,000	8,477,700
NMC Health PLC (United Arab Emirates)	435,482	8,998,299

		17,475,999

Hotels, Restaurants & Leisure — 2.96%
Starbucks Corp. (United States)	80,000	4,417,600
Texas Roadhouse, Inc. (United States)	130,500	6,086,520

		10,504,120

Insurance — 3.22%
Loews Corp. (United States)	90,000	4,192,200
Markel Corp. (United States)*	7,800	7,215,000

		11,407,200

See Notes to Schedules of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Internet & Catalog Retail — 5.99%
Amazon.com, Inc. (United States)*	12,500	$10,293,500
CJ O Shopping Co., Ltd. (South Korea)	28,949	4,003,348
TripAdvisor, Inc. (United States)*	50,000	2,645,000
zooplus AG (Germany)*	30,000	4,271,811

		21,213,659

Internet Software & Services — 5.33%
Alphabet, Inc. Class C (United States)*	9,024	7,190,233
Baidu, Inc. (China)*(a)	26,500	4,639,355
Tencent Holdings Ltd. (China)	270,000	7,059,253

		18,888,841

Leisure Products — 1.87%
Shimano, Inc. (Japan)	42,000	6,622,884

Life Sciences Tools & Services — 1.33%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,701,316

Machinery — 2.36%
FANUC Corp. (Japan)	42,600	8,363,522

Media — 2.75%
BrainJuicer Group PLC (United Kingdom)	700,000	6,604,521
Multiplus SA (Brazil)	278,600	3,145,755

		9,750,276

Multiline Retail — 1.44%
PT Mitra Adiperkasa Tbk (Indonesia)*	12,301,000	5,089,463

Oil, Gas & Consumable Fuels — 1.77%
Kinder Morgan, Inc. (United States)	280,000	6,255,200

Real Estate Management & Development — 1.07%
Henderson Land Development Co., Ltd. (Hong Kong)	689,039	3,803,460

Semiconductors & Semiconductor Equipment — 4.54%
Intel Corp. (United States)	163,000	6,001,660
NXP Semiconductors NV (Netherlands)*	35,000	3,424,750
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	215,000	6,645,650

		16,072,060

Software — 5.26%
DuzonBizon Co., Ltd. (South Korea)	401,680	7,959,100
Splunk, Inc. (United States)*	97,500	5,641,350

See Notes to Schedules of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Software (continued)
Ultimate Software Group, Inc. (United States)*	26,000	$5,035,160

		18,635,610

Technology Hardware, Storage & Peripherals — 1.54%
Apple, Inc. (United States)	45,000	5,460,750

Textiles, Apparel & Luxury Goods — 1.76%
Under Armour, Inc. Class C (United States)*	323,903	6,225,425

Transportation Infrastructure — 2.75%
DP World Ltd. (United Arab Emirates)	145,000	2,740,500
International Container Terminal Services, Inc. (Philippines)	4,500,000	6,999,234

		9,739,734

Total Equity Securities (Cost $ 234,090,367)		333,452,931

Participatory Notes — 4.12%
Air Freight & Logistics — 1.06%
Aramex PJSC (United Arab Emirates)(b)	3,134,000	3,737,358

Food Products — 3.06%
Almarai Co. (Saudi Arabia)(b)	583,678	10,855,687

Total Participatory Notes (Cost $ 8,612,941)		14,593,045

Other Investments — 1.57%
Temporary Cash Investment — 1.57%
BNY Mellon Cash Reserve	5,567,349	5,567,349

Total Other Investments (Cost $ 5,567,349)		5,567,349

Total Investments Portfolio (Cost $ 248,270,657) — 99.80%		$353,613,325
Assets in Excess of Other Liabilities — 0.20%		692,779

NET ASSETS — 100.00% (Applicable to 17,192,453 shares outstanding)		$354,306,104

See Notes to Schedules of Investments.

4	Motley Fool Independence Fund

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $14,593,053 and represents 4.12% of net assets as of January 31, 2017.

PLC — Public Limited Company

See Notes to Schedules of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Almarai Co.	3.06%
Amazon.com, Inc.	2.91
HDFC Bank Ltd.	2.82
Banco Latinoamericano de Comercio Exterior SA	2.63
NMC Health PLC	2.54
Anthem, Inc.	2.39
FANUC Corp.	2.36
DuzonBizon Co., Ltd.	2.25
Berkshire Hathaway, Inc. Class A	2.08
Natus Medical, Inc.	2.06
Markel Corp.	2.04

27.14%

*	As of the date of the report, the fund had a holding of 1.57% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Consumer Discretionary	19.49%
Information Technology	19.32
Financials	15.60
Health Care	14.66
Industrials	10.40
Consumer Staples	9.04
Telecommunication Services	3.17
Real Estate	2.94
Materials	1.85
Energy	1.76

98.23%

See Notes to Schedules of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets
United States*	48.34%
United Arab Emirates	5.76
Japan	4.23
South Korea	3.38
China	3.30
Switzerland	3.27
Indonesia	3.25
United Kingdom	3.19
Saudi Arabia	3.06
India	2.82
Panama	2.63

83.23%

*	As of the date of the report, the fund had a holding of 1.57% in the BNY Mellon Cash Reserve.

See Notes to Schedules of Investments.

Motley Fool Independence Fund	7

Motley Fool Great America Fund

Schedule of Investments

at January 31, 2017

(Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 94.38%
Air Freight & Logistics — 5.37%
CH Robinson Worldwide, Inc. (United States)	46,000	$3,498,760
XPO Logistics, Inc. (United States)*	190,000	8,500,600

		11,999,360

Airlines — 1.23%
Spirit Airlines, Inc. (United States)*	51,000	2,756,040

Auto Components — 9.80%
Gentex Corp. (United States)	340,000	7,102,600
Horizon Global Corp. (United States)*	197,589	3,866,828
LCI Industries (United States)	99,670	10,938,783

		21,908,211

Automobiles — 5.33%
Thor Industries, Inc. (United States)	115,000	11,902,500

Banks — 3.34%
Access National Corp. (United States)	90,529	2,415,314
Huntington Bancshares, Inc. (United States)	100,000	1,353,000
Towne Bank (United States)	115,068	3,705,182

		7,473,496

Biotechnology — 3.99%
Genomic Health, Inc. (United States)*	131,935	3,625,574
Ionis Pharmaceuticals, Inc. (United States)*	119,000	5,295,500

		8,921,074

Building Products — 1.61%
American Woodmark Corp. (United States)*	50,636	3,605,283

Capital Markets — 5.10%
Diamond Hill Investment Group, Inc. (United States)*	29,023	5,868,451
Oaktree Capital Group LLC (United States)	131,072	5,531,238

		11,399,689

Commercial Services & Supplies — 1.73%
KAR Auction Services, Inc. (United States)	85,000	3,871,750

Communications Equipment — 1.53%
Infinera Corp. (United States)*	379,500	3,419,295

See Notes to Schedules of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Diversified Telecommunication Services — 3.99%
Level 3 Communications, Inc. (United States)*	52,418	$3,116,774
SBA Communications Corp. (United States)*	55,000	5,789,300

		8,906,074

Electronic Equipment, Instruments & Components — 3.32%
IPG Photonics Corp. (United States)*	64,500	7,416,855

Equity Real Estate Investment Trusts — 2.11%
Pebblebrook Hotel Trust (United States)	30,000	897,300
STAG Industrial, Inc. (United States)	165,000	3,818,100

		4,715,400

Health Care Equipment & Supplies — 11.69%
Align Technology, Inc. (United States)*	52,000	4,767,880
Cooper Companies, Inc. (United States)	26,000	4,799,860
Natus Medical, Inc. (United States)*	132,841	5,187,441
ResMed, Inc. (United States)	80,000	5,403,200
Varex Imaging Corp. (United States)*	26,800	770,500
Varian Medical Systems, Inc. (United States)*	67,000	5,202,550

		26,131,431

Health Care Providers & Services — 1.75%
Aceto Corp. (United States)	205,000	3,913,450

Hotels, Restaurants & Leisure — 5.54%
Panera Bread Co. (United States)*	18,000	3,763,080
Texas Roadhouse, Inc. (United States)	184,929	8,625,089

		12,388,169

Household Durables — 1.10%
TRI Pointe Group, Inc. (United States)*	200,000	2,454,000

Household Products — 0.62%
Church & Dwight, Co., Inc. (United States)	30,600	1,383,732

Insurance — 4.10%
Loews Corp. (United States)	40,000	1,863,200
Markel Corp. (United States)*	7,900	7,307,500

		9,170,700

Internet & Catalog Retail — 0.76%
Liberty Interactive Corp. (United States)*	89,000	1,707,020

Leisure Products — 0.57%
Polaris Industries, Inc. (United States)	15,000	1,261,050

See Notes to Schedules of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Machinery — 0.94%
Proto Labs, Inc. (United States)*	40,000	$2,100,000

Paper & Forest Products — 1.19%
KapStone Paper and Packaging Corp. (United States)	110,400	2,647,392

Real Estate Management & Development — 1.68%
Jones Lang LaSalle, Inc. (United States)	36,500	3,760,595

Road & Rail — 1.69%
Genesee & Wyoming, Inc. (United States)*	50,000	3,768,000

Software — 3.30%
Splunk, Inc. (United States)*	57,000	3,298,020
Ultimate Software Group, Inc. (United States)*	21,000	4,066,860

		7,364,880

Specialty Retail — 7.55%
AutoZone, Inc. (United States)*	7,300	5,292,354
Cabela’s, Inc. (United States)*	89,000	4,974,210
Tractor Supply Co. (United States)	89,500	6,593,465

		16,860,029

Textiles, Apparel & Luxury Goods — 1.48%
Under Armour, Inc. Class C (United States)*	171,614	3,298,434

Trading Companies & Distributors — 1.97%
Fastenal Co. (United States)	31,750	1,577,340
Watsco, Inc. (United States)	18,500	2,825,690

		4,403,030

Total Equity Securities (Cost $ 143,028,272)		210,906,939

Other Investments — 3.98%
Temporary Cash Investment — 3.98%
BNY Mellon Cash Reserve	8,889,543	8,889,543

Total Other Investments (Cost $ 8,889,543)		8,889,543

Total Investment Portfolio (Cost $ 151,917,815) — 98.36%		219,796,482
Assets in Excess of Other Liabilities — 1.64%		3,674,594

NET ASSETS — 100.00%
(Applicable to 11,155,238 shares outstanding)		$223,471,076

*	Non-income producing security.

See Notes to Schedules of Investments.

10	Motley Fool Great America Fund

The following tables show the top 11 holdings and sectors in which the Fund was invested at January 31, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Thor Industries, Inc.	5.33%
LCI Industries	4.89
Texas Roadhouse, Inc.	3.86
XPO Logistics, Inc.	3.80
IPG Photonics Corp.	3.32
Markel Corp.	3.27
Gentex Corp.	3.18
Tractor Supply Co.	2.95
Diamond Hill Investment Group, Inc.	2.63
SBA Communications Corp.	2.59
Oaktree Capital Group LLC	2.48

38.30%

*	As of the date of the report, the fund had a holding of 3.98% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Consumer Discretionary	32.12%
Health Care	17.44
Industrials	14.55
Financials	12.55
Information Technology	8.14
Telecommunication Services	3.99
Real Estate	3.79
Materials	1.18
Consumer Staples	0.62

94.38%

See Notes to Schedules of Investments.

Motley Fool Great America Fund	11

Motley Fool Epic Voyage Fund

Schedule of Investments

at January 31, 2017

(Unaudited)

Issues	Shares	Value (Note 1)
Equity Securities — 92.23%
Airlines — 1.26%
Air Arabia PJSC (United Arab Emirates)	1,000,000	$375,807

Banks — 18.44%
Banco Latinoamericano de Comercio Exterior SA (Panama)	45,000	1,224,000
BGEO Group PLC (Georgia)	17,500	651,536
Credicorp Ltd. (Peru)	6,000	982,080
Gronlandsbanken AB (Denmark)	9,287	842,624
HDFC Bank Ltd. (India)(a)	13,350	920,216
Sberbank of Russia PJSC (Russia)	300,000	857,502

		5,477,958

Beverages — 2.59%
Coca-Cola Icecek AS (Turkey)	75,000	768,820

Capital Markets — 3.12%
Tarpon Investimentos SA (Brazil)	553,500	927,448

Chemicals — 1.72%
Syngenta AG (Switzerland)(a)	6,000	510,240

Equity Real Estate Investment Trusts — 1.79%
Lippo Malls Indonesia Retail Trust (Singapore)	1,925,000	532,692

Food Products — 8.31%
BRF—Brasil Foods SA (Brazil)(a)	55,000	777,150
Nestle SA (Switzerland)	6,885	504,427
PT Nippon Indosari Corpindo Tbk (Indonesia)	10,022,700	1,186,210

		2,467,787

Health Care Equipment & Supplies — 3.16%
Top Glove Corp. BHD (Malaysia)	800,000	939,158

Health Care Providers & Services — 7.61%
Georgia Healthcare Group PLC (Georgia)*(b)	90,000	384,949
NMC Health PLC (United Arab Emirates)	50,000	1,033,142
Odontoprev SA (Brazil)	237,000	843,125

		2,261,216

Internet & Catalog Retail — 4.63%
CJ O Shopping Co., Ltd. (South Korea)	4,002	553,435

See Notes to Schedules of Investments.

12	Motley Fool Epic Voyage Fund

Issues	Shares	Value (Note 1)
Equity Securities (continued)
Internet & Catalog Retail (continued)
Ctrip.com International Ltd. (China)*(a)	19,000	$820,990

		1,374,425

Internet Software & Services — 8.16%
Baidu, Inc. (China)*(a)	1,750	306,373
MercadoLibre, Inc. (Argentina)	5,000	926,950
Tencent Holdings Ltd. (China)	45,600	1,192,229

		2,425,552

Media — 2.28%
Multiplus SA (Brazil)	60,000	677,478

Multiline Retail — 5.14%
PT Mitra Adiperkasa Tbk (Indonesia)*	3,692,000	1,527,542

Real Estate Management & Development — 1.89%
Henderson Land Development Co., Ltd. (Hong Kong)	101,721	561,494

Semiconductors & Semiconductor Equipment — 3.38%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	32,500	1,004,575

Software — 3.53%
DuzonBizon Co., Ltd. (South Korea)	52,900	1,048,189

Transportation Infrastructure — 12.82%
DP World Ltd. (United Arab Emirates)	12,000	226,800
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(a)	11,500	889,180
Grupo Aeroportuario del Sureste SAB de CV (Mexico)(a)	6,400	927,168
International Container Terminal Services, Inc. (Philippines)	645,000	1,003,224
TAV Havalimanlari Holding AS (Turkey)	185,000	761,403

		3,807,775

Wireless Telecommunication Services — 2.40%
Safaricom Ltd. (Kenya)	4,000,000	712,909

Total Equity Securities (Cost $ 26,797,458)		27,401,065

Participatory Notes — 4.96%
Food Products — 4.25%
Almarai Co. (Saudi Arabia)(b)	67,915	1,263,135

Metals & Mining — 0.71%
Aluminium Bahrain BSC (Bahrain)(b)	289,488	210,397

Total Participatory Notes (Cost $ 1,004,399)		1,473,532

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	13

Issues	Shares	Value (Note 1)
Other Investments — 4.75%
Temporary Cash Investment — 4.75%
BNY Mellon Cash Reserve	1,412,317	$1,412,317

Total Other Investments (Cost $ 1,412,317)		1,412,317

Total Investment Portfolio (Cost $ 29,214,174) — 101.94%		30,286,914
Liabilities in Excess of Other Assets — (1.94)%		(575,419)

NET ASSETS — 100.00%
(Applicable to 2,532,547 shares outstanding)		$29,711,495

*	Non-income producing security.
(a)	ADR — American Depositary Receipts
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,858,485 and represents 6.26% of net assets as of January 31, 2017.

PLC — Public Limited Company

See Notes to Schedules of Investments.

14	Motley Fool Epic Voyage Fund

The following tables show the top 11 holdings, sector allocation and top 11 countries in which the Fund was invested at January 31, 2017. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
PT Mitra Adiperkasa Tbk	5.14%
Almarai Co.	4.25
Banco Latinoamericano de Comercio Exterior SA	4.12
Tencent Holdings Ltd.	4.01
PT Nippon Indosari Corpindo Tbk	3.99
DuzonBizon Co., Ltd.	3.53
NMC Health PLC	3.48
Taiwan Semiconductor Manufacturing Co., Ltd.	3.38
International Container Terminal Services, Inc.	3.38
Credicorp Ltd.	3.31
Top Glove Corp Bhd	3.16

41.75%

*	As of the date of the report, the fund had a holding of 4.75% in the BNY Mellon Cash Reserve.

Sector Allocation	% of Net Assets
Financials	21.56%
Consumer Staples	15.15
Information Technology	15.07
Industrials	14.08
Consumer Discretionary	12.05
Health Care	10.77
Real Estate	3.68
Materials	2.43
Telecommunication Services	2.40

97.19%

See Notes to Schedules of Investments.

Motley Fool Epic Voyage Fund	15

Top Eleven Countries	% of Net Assets
Brazil	10.86%
Indonesia	9.13
China	7.81
Mexico	6.11
United Arab Emirates	5.51
South Korea	5.39
Turkey	5.15
Saudi Arabia	4.25
Panama	4.12
Georgia	3.49
Switzerland	3.42

65.24%

See Notes to Schedules of Investments.

16	Motley Fool Epic Voyage Fund

Notes to Schedules of Investments (Unaudited)

1. Portfolio Valuation:

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before the Funds’ pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by the Funds and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of the Funds’ holdings on foreign exchanges and to automatically determine fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2017, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by the service to assure itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

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Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations, or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

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The Independence Fund and the Epic Voyage Fund had significant transfers between Level 1 to Level 2 of $13,762,557 and $1,527,314 respectively, and between Level 2 to Level 1 of $3,827,958 and $1,547,785 respectively, during the period ended January 31, 2017.

The Great America Fund did not have any transfers between Level 1 and Level 2 during the period ended January 31, 2017.

Independence Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$171,272,455
Foreign Common Stocks
Banks	19,327,959
Chemicals	6,556,669
Commercial Services & Supplies	1,919,078
Food Products	3,160,938
Health Care Equipment & Supplies	8,007,362
Internet Software & Services	4,639,355
Life Sciences Tools & Services	4,701,316
Media	9,750,276
Semiconductors & Semiconductor Equipment	10,070,400
Transportation Infrastructure	2,740,500
Temporary Cash Investment	5,567,349

Total Level 1	247,713,657

Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Airlines	3,006,459
Banks	13,678,139
Food Products	11,451,650
Health Care Providers & Services	8,998,299
Internet & Catalog Retail	8,275,159
Internet Software & Services	7,059,254
Leisure Products	6,622,884
Machinery	8,363,522
Multiline Retail	5,089,463
Real Estate Management & Development	3,803,460
Software	7,959,100
Transportation Infrastructure	6,999,234

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Independence Fund
Valuation Inputs	Value
Participatory Notes	$14,593,045

Total Level 2	105,899,668

Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$353,613,325

Great America Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
U.S. Common Stocks	$210,906,939
Temporary Cash Investment	8,889,543
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$219,796,482

Epic Voyage Fund
Valuation Inputs	Value
Level 1 — Quoted Prices
Foreign Common Stocks
Banks	$3,968,920
Capital Markets	927,448
Chemicals	510,240
Food Products	777,150
Health Care Equipment & Supplies	939,158
Health Care Providers & Services	1,228,074
Internet & Catalog Retail	820,990
Internet Software & Services	1,233,323
Media	677,478
Equity Real Estate Investment Trusts	532,692
Semiconductors & Semiconductor Equipment	1,004,575
Transportation Infrastructure	2,043,148
Wireless Telecommunication Services	712,909

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Epic Voyage Fund
Valuation Inputs	Value
Temporary Cash Investment	$1,412,317

Total Level 1	16,788,422

Level 2 — Other Significant Observable Inputs
Foreign Common Stocks
Airlines	375,807
Banks	1,509,038
Beverages	768,820
Food Products	1,690,636
Health Care Providers & Services	1,033,142
Internet & Catalog Retail	553,435
Internet Software & Services	1,192,229
Multiline Retail	1,527,542
Real Estate Management & Development	561,494
Software	1,048,189
Transportation Infrastructure	1,764,628
Participatory Notes	1,473,532

Total Level 2	13,498,492

Level 3 — Significant Unobservable Inputs	—

Total Value of Investments	$30,286,914

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Foreign Securities

The Independence Fund and the Epic Voyage Fund invest, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk

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factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or

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guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Participatory Notes

A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. A Fund that holds a participatory note is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

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While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

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REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2017, the Independence, the Great America and the Epic Voyage Fund invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

As of January 31, 2017, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short, and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$248,428,521	$105,184,804	$118,985,502	$(13,800,698)

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Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$151,917,815	$67,878,667	$71,088,713	$(3,210,046)

Epic Voyage Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
$29,214,174	$1,072,740	$5,385,499	$(4,312,759)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Effective February 28, 2017, the Epic Voyage Fund will be changing its name to the Emerging Markets Fund.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date 3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date 3/29/2017

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date 3/29/2017

*	Print the name and title of each signing officer under his or her signature.